Responsibilities and Commitments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	$ 37,800,000
Insured amount to cover substantial damage to assets and loss of earnings	7,900,000,000
Property, plant and equipment subject to operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	$ 11,000,000	$ 15,600,000	$ 17,300,000